Combined Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 7,800	$ 380,073
Prepaid expenses	27,944	63,677
Due from related parties	689,705	410,322
Total Current Assets	725,449	854,072
Other assets:
Deposits	56,000	51,000
Total Assets	781,449	905,072
CURRENT LIABILITIES:
Accounts payable and accrued expenses	582	24,825
Total Liabilities	582	24,825
MEMBERS' EQUITY
Members' equity	2,000,030	2,000,030
Accumulated deficit	(1,219,163)	(1,119,783)
Total Members' Equity	780,867	880,247
Total Liabilities and Members' Equity	$ 781,449	$ 905,072